Payments, Details - 12 months ended Dec. 31, 2023 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Ext. Method
#: 1
	$ 909,545	Royalties	UNITED STATES	snj:US-LA	Louisiana Federal Government Office of Natural Resource Revenue [Member]	Louisiana Office of Natural Resource Revenue [Member]	Natural Gas [Member]	Well
#: 2
	148,963	Fees	UNITED STATES	snj:US-LA	Louisiana Federal Government Bureau of Land Management [Member]	Louisiana Bureau of Land Management [Member]	Natural Gas [Member]	Well
#: 3
	1,058,508		UNITED STATES	snj:US-LA	Louisiana Federal Government [Member]	Louisiana [Member]	Natural Gas [Member]	Well
#: 4
	345,473		UNITED STATES	snj:US-OK	Oklahoma Federal Government Office of Natural Resource Revenue [Member]	Oklahoma Office of Natural Resource Revenue [Member]	Natural Gas [Member]	Well
#: 5
	594		UNITED STATES	snj:US-OK	Oklahoma Federal Government Bureau of Land Management [Member]	Oklahoma Bureau of Land Management [Member]	Natural Gas [Member]	Well
#: 6
	$ 346,067		UNITED STATES	snj:US-OK	Oklahoma Federal Government [Member]	Oklahoma [Member]	Natural Gas [Member]	Well